Property, plant and equipment, intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Airplanes, vessels and vehicles	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.33% to 8%
Permanent railways	4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Schedule of Property Plant and Equipment

	Consolidated
	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives(ii)	Permanent railways(i)	Construction in progress	Other	Total
Cost
At January 1, 2017	1,043,437	716,310	5,270,469	4,474,856	708,580	326,361	12,540,013
Additions	38	5,911	14,835	3,729	2,171,507	1,296	2,197,316
Business combinations(iii)	—	2,867	—	—	—	17,736	20,603
Disposals	(2,239)	(106,088)	(125,206)	(3,695)	25,350	(10,066)	(221,944)
Transfers	28,859	255,398	935,497	661,226	(1,919,335)	5,249	(33,106)

At December 31, 2017	1,070,095	874,398	6,095,595	5,136,116	986,102	340,576	14,502,882
Additions	565	8,702	42,031	—	2,181,586	9,662	2,242,546
Business combinations(iii)	—	—	—	—	—	5,699	5,699
Disposals	(4,183)	(25,421)	(189,143)	—	(1,538)	(43,155)	(263,440)
Transfers	155,699	173,251	560,265	991,023	(2,114,281)	78,624	(155,419)
Effect of exchange rate fluctuations	21,251	14,640	—	—	2,259	9,361	47,511

At December 31, 2018	1,243,427	1,045,570	6,508,748	6,127,139	1,054,128	400,767	16,379,779

Depreciation
At January 1, 2017	(255,893)	(287,745)	(742,297)	(542,228)	—	14,598	(1,813,565)
Additions	(41,343)	(135,580)	(643,683)	(395,677)	—	(16,700)	(1,232,983)
Disposals	234	93,592	99,753	749	—	5,066	199,394
Transfers	(497)	(14,413)	40,576	(12,621)	—	12,802	25,847

At December 31, 2017	(297,499)	(344,146)	(1,245,651)	(949,777)	—	15,766	(2,821,307)
Additions	(52,925)	(116,002)	(655,745)	(467,634)	—	(28,423)	(1,320,729)
Disposals	3,518	25,054	186,557	—	—	37,458	252,587
Transfers	(1,058)	2,609	4,933	33,343	—	(20,905)	18,922
Impairment	—	—	(33,808)	(22,896)	(10,842)	(4,186)	(71,732)
Effect of exchange rate fluctuations	(3,197)	(10,724)	—	—	—	(5,777)	(19,698)

At December 31, 2018	(351,161)	(443,209)	(1,743,714)	(1,406,964)	(10,842)	(6,067)	(3,961,957)

At December 31, 2017	772,596	530,252	4,849,944	4,186,339	986,102	356,342	11,681,575

At December 31, 2018	892,266	602,361	4,765,034	4,720,175	1,043,286	394,700	12,417,822

i.	Leasehold improvements and finance leases included.
ii.	On December 31, 2018, wagons and locomotives in the amount of R$ 745,203 (R$ 743,203 on December 31, 2017) were placed on bail to guarantee bank loans (Note 5.5).
iii.	Property, plant and equipment acquired on the acquisition of the full control of the companies as detailed in Note 1.

Summary Intangible Assets and Goodwill

	Consolidated
	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2017	715,259	16,912,506	435,624	252,474	946,824	376,669	19,639,356
Additions	—	361,946	—	—	65,813	47,433	475,192
Business combinations(i)	136,626	—	—	—	—	(4,221)	132,405
Disposals	—	(182,339)	—	—	(11,554)	(2,232)	(196,125)
Transfers	—	341,154	—	—	(11,696)	9,299	338,757

At December 31, 2017	851,885	17,433,267	435,624	252,474	989,387	426,948	20,389,585
Additions	—	412,053	—	—	77,931	76,642	566,626
Business combinations(i)	(6,878)	—	—	—	136,626	32,936	162,684
Disposals	—	(131,263)	—	(228,270)	(402,266)	(66,808)	(828,607)
Transfers	—	14,102	—	—	(74,632)	11,049	(49,481)
Transfer - contract assets - in progress	—	435,477	—	—	—	—	435,477
Adoption of IFRS 15 (Note 3.3)	—	(653,332)	—	—	—	—	(653,332)
Effect of exchange rate fluctuations	38,227	—	—	13,673	15,817	11,002	78,719

At December 31, 2018	883,234	17,510,304	435,624	37,877	742,863	491,769	20,101,671

Depreciation
At January 1, 2017	—	(1,319,980)	(200,876)	(182,616)	(668,695)	(157,750)	(2,529,917)
Additions	—	(490,025)	(11,740)	(22,827)	(127,584)	(52,266)	(704,442)
Disposals	—	143,331	—	—	8,132	4,218	155,681
Transfers	—	(337,983)	—	—	721	(35)	(337,297)

At December 31, 2017	—	(2,004,657)	(212,616)	(205,443)	(787,426)	(205,833)	(3,415,975)
Additions	—	(472,939)	(11,740)	(22,827)	(105,773)	(62,285)	(675,564)
Disposals	—	94,133	—	228,270	400,679	65,971	789,053
Transfers	—	(360)	—	—	179,636	397	179,673
Impairment	—	—	—	—	—	(750)	(750)
Effect of exchange rate fluctuations	—	—	—	—	(1,735)	(3,837)	(5,572)

At December 31, 2018	—	(2,383,823)	(224,356)	—	(314,619)	(206,337)	(3,129,135)

At December 31, 2017	851,885	15,428,610	223,008	47,031	201,961	221,115	16,973,610

At December 31, 2018	883,234	15,126,481	211,268	37,877	428,244	285,432	16,972,536

(i)

The goodwill of the acquisitions, according to Note 1, is composed by: a) Stanbridge from R$ 31,726; b) TTA from R$ 23,618; c) LubrigrupoII from R$ 6,856; and d) Metrolube from R$ 67,548. Additionally, goodwill from the acquisition of Stanbridge (preliminarily allocated at the acquisition date in November 2017) was allocated to Customer relationships in 2018, in the amount of R$ 136,626.

Summary Intangible Assets (Excluding Goodwill)

Intangible assets (excluding goodwill)	Annual rate of amortization—%	December 31, 2018	December 31, 2017
Comgás(i)	Concession term	8,225,270	8,197,514
Concession rights—Rumo(ii)	Concession term	7,119,068	7,231,096

		15,344,338	15,428,610
Operating license for port terminal(iii)	4.00%	211,268	223,008
Trademarks:
Mobil	10.00%	—	22,827
Comma	—	37,877	24,204

		37,877	47,031
Customers relationship:
Comgás	20.00%	149,890	174,459
Moove	6.00%	278,354	27,502

		428,244	201,961
Other
Software license	20.00%	168,892	167,520
Other		116,538	53,595

		285,430	221,115
Total		16,307,157	16,121,725

(i)

Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets;

(ii)	Refers to the concession right agreement of Rumo Malha Norte S.A., which will be amortized until the end of the concession in 2079;
(iii)	Port operating license and customer relationships of Rumo, from the business combinations.

Summary of Combined Carrying Amounts of Goodwill Allocated to Cash Generating Units

The combined carrying amounts of goodwill allocated to each cash-generating unit are as follows:

	December 31, 2018	December 31, 2017
Moove cash generating unit	782,740	751,391
Cosan cash-generating unit other business	43	43

Total goodwill	782,783	751,434